Stockholders' Equity (Details Narrative) (10K) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of common stock shares sold, shares					1,612,032
Number of common stock value sold			$ 455,000		$ 806,000
Issuance of common stock for repayment of accounts payable					10,000
Option granted				20,000
Amortized as stock based compensation				$ 111,000	$ 15,217
Common stock, shares issued			37,959,534	29,721,998	29,576,998
Common stock, shares outstanding			37,959,534	29,721,998	29,576,998
Four Year Employment Agreement [Member]
Option granted				125,000
Fair value of shares on date of grants	$ 400,000
STI [Member]
Number of common stock shares sold, shares					25,000
Issuance of common stock upon reverse merger, shares					3,364,998
Issuance of common stock for repayment of accounts payable, shares					25,000
Issuance of common stock for repayment of accounts payable					$ 10,000
Employees [Member] | Four Year Employment Agreement [Member]
Option granted		500,000
Fair value of shares on date of grants		$ 400,000